Note 19 - Debt Facilities (Details Textual) $ / shares in Units, $ in Millions			3 Months Ended
	Mar. 06, 2021 $ / shares	May 10, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020
Statement Line Items [Line Items]
Equipment financing obligations, maximum available		$ 30.0
Five year convertible debentures [member]
Statement Line Items [Line Items]
Proceeds from issuing convertible debentures			$ 156.5
Proceeds from issuing convertible debentures, net			151.1
Payments of transaction costs for borrowings			$ 5.4
Borrowings, interest rate			1.875%
Convertible debentures, conversion rate per $1000 (in shares) | shares			104.3297
Convertible debentures, conversion price per share (in dollars per share) | $ / shares			$ 9.59
Convertible debentures, fair value of the debt portion			$ 124.8
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life (Year)			5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate			6.14%
Convertible debentures, fair value component, effective interest rate			6.47%
Reserve of equity component of convertible instruments			$ 26.3
Reserve of equity component of convertible instruments, deferred tax liability			7.1
Amortizable transaction costs			$ 5.4
Five year convertible debentures [member] | Convertible debentures redeemption [member]
Statement Line Items [Line Items]
Convertible debentures, conversion price per share (in dollars per share) | $ / shares	$ 12.47
Convertible debentures, share price threshold	130.00%
Revolving credit facility with three lenders [member]
Statement Line Items [Line Items]
Borrowings available under line of credit		$ 75.0
Line of credit, term (Year)		3 years
Covenant leverage ratio based on total debt to rolling four quarters adjusted EBITDA		3
Interest Coverage Ratio Covenant		4
Tangible Net worth threshold covenants		$ 563.5
Tangible net worth threshold, covenants, percentage of positive earnings added to tangible net worth		50.00%
Revolving credit facility with three lenders [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate				2.90%
Borrowings, adjustment to interest rate basis		2.25%
Line of credit, standby fee, percentage of undrawn portion		0.5625%
Revolving credit facility with three lenders [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate				0.6875%
Borrowings, adjustment to interest rate basis		3.50%
Line of credit, standby fee, percentage of undrawn portion		0.875%